Derivatives - Fair Values of Swaps in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 1,979	$ 30
Liability Derivatives	(3,697)	(5,810)
Net Total	(1,718)	(5,780)
Swaps | Prepaids and other current assets
Derivatives, Fair Value [Line Items]
Asset Derivatives	243	19
Liability Derivatives	(99)	(1,342)
Net Total	144	(1,323)
Swaps | Other current liabilities
Derivatives, Fair Value [Line Items]
Asset Derivatives	1,595
Liability Derivatives	(3,347)
Net Total	(1,752)
Swaps | Other deferred credits
Derivatives, Fair Value [Line Items]
Asset Derivatives	141
Liability Derivatives	(251)
Net Total	$ (110)
Swaps | Deferred charges and other assets
Derivatives, Fair Value [Line Items]
Asset Derivatives		11
Liability Derivatives		(4,468)
Net Total		$ (4,457)